MGA-Q1

Quarterly Report
June 30, 2025
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 4.3%
Atlanta, GA, Airport General Rev., “B”, 5.25%, 7/01/2049	$1,000,000	$1,023,254
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	989,255
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	493,605
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,000,613
Atlanta, GA, Airport Passenger Facility Charge Rev., “D”, 4%, 7/01/2039	530,000	506,002
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	500,000	500,302
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,046
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,001
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	39,738
		$4,607,816
General Obligations - General Purpose – 4.7%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$201,435
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	690,159
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	50,258	53,013
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	150,816	162,674
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	46,290	45,162
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	85,068	81,907
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	35,711	34,024
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	48,553	43,148
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	171,495	146,528
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	59,571	41,183
Dacula, GA, Urban Redevelopment Agency Rev. (Georgia Project), AGM, 4.125%, 2/01/2050	1,000,000	890,881
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	457,248
Senoia, GA, Building and Facilities Authority Rev., 4%, 12/01/2046	1,000,000	911,831
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	188,546
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	86,762
Washington County, GA, Hospital Authority Rev., Anticipation Certificates (Medical Center Project), 4%, 2/01/2044	1,000,000	906,308
		$4,940,809
General Obligations - Schools – 2.9%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$370,000	$292,167
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	663,551
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,047,031
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,042,468
		$3,045,217
Healthcare Revenue - Hospitals – 12.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$183,744
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center, Inc. Project), 5%, 7/01/2055	750,000	750,575
Cedartown, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	510,762
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	20,920
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,049,054
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,009,176
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	219,563
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, 5%, 8/15/2041	850,000	884,335
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, FNMA, 5%, 8/15/2042	450,000	464,199
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	15,000	14,664
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	400,000	381,635
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	866,924
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,022,080
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	752,468

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	$400,000	$400,319
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,000,739
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	608,870
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	745,000	675,009
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	996,486
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	909,774
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	468,765
		$13,190,061
Healthcare Revenue - Long Term Care – 1.0%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A”, 5%, 7/01/2036	$500,000	$500,866
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	507,324
		$1,008,190
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$130,000	$94,847
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$140,710
Miscellaneous Revenue - Other – 6.4%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$275,000	$240,331
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	500,000	500,983
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “A”, 4%, 1/01/2054	1,250,000	1,018,323
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	1,000,000	895,145
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), “A”, 4.625%, 5/01/2043	1,000,000	1,003,625
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2034	500,000	523,462
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	503,112
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2044	660,000	666,831
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	966,728
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	280,000	273,625
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	175,000	175,015
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	45,000	45,371
		$6,812,551
Multi-Family Housing Revenue – 9.0%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Flats at Stone Hogan), FNMA, 4.37%, 5/01/2044	$1,000,000	$949,199
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Skyline Apartments), 3.75%, 9/01/2025	500,000	500,153
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,003,139
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	1,000,000	982,762
DeKalb County, GA, Housing Authority, Multi-Family Housing Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	1,000,000	974,626
DeKalb County, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 3.4%, 9/01/2025	377,000	376,853
DeKalb County, GA, Housing Authority, Multi-Family Rev. (Kensington Station Project), “A”, 4%, 12/01/2033	1,000,000	1,000,260
Douglas County, GA, Housing Authority, Multi-Family Rev. (Astoria at Crystal Lake Project), “A”, FNMA, 4.375%, 4/01/2043	1,000,000	945,692
Douglas County, GA, Housing Authority, Multi-Family Rev. (Durelee Lane Senior Residences), “A”, FNMA, 5.1%, 2/01/2044	1,000,000	1,006,599
Lawrenceville, GA, Housing Finance Authority, Multi-Family Rev. (Applewood Towers Project), “A”, 4.375%, 10/01/2042	995,000	962,601
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	317,066	307,023
Savannah, GA, Housing Authority, Multi-Family (Pines at Garden City Project), FNMA, 4.75%, 3/01/2042	500,000	503,903
		$9,512,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 2.4%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$894,615
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	866,904
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	824,916
		$2,586,435
Sales & Excise Tax Revenue – 5.4%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$1,205,000	$460,470
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	90,000	79,666
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5.25%, 7/01/2050	1,000,000	1,056,618
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5%, 7/01/2039	1,000,000	1,083,073
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “E-1”, 3%, 7/01/2040	1,000,000	823,349
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	24,000	23,004
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	82,000	75,388
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	627,000	589,460
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	196,000	183,911
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	77,881
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	578,000	526,715
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,120
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	326,000	254,350
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	316,000	224,617
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	145,000	45,914
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	245,000	237,038
		$5,746,574
Secondary Schools – 0.6%
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2055	$500,000	$455,312
District of Columbia Rev. (Rocketship DC Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	220,990
		$676,302
Single Family Housing - State – 8.1%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$70,000	$70,091
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.15%, 12/01/2038	1,000,000	969,594
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.85%, 12/01/2041	1,465,000	1,301,750
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.6%, 12/01/2044	1,000,000	848,047
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	405,000	349,384
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.6%, 12/01/2049	1,000,000	951,668
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.7%, 12/01/2054	1,000,000	961,114
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B”, 4.875%, 12/01/2038	685,000	689,355
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 5.05%, 12/01/2045	1,000,000	1,002,286
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 4.55%, 12/01/2049	750,000	709,484
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	595,000	588,189
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	195,000	185,601
		$8,626,563
State & Local Agencies – 3.8%
Fayette County, GA, Development Authority Rev. (United States Soccer Federation, Inc. Project), 5.25%, 10/01/2054	$1,000,000	$1,007,231
Georgia Municipal Association, Inc. (City of Fairburn Project), 4%, 1/01/2055	1,000,000	850,669
Knightdale, NC, Limited Obligation, 4%, 3/01/2043	650,000	609,575
Knightdale, NC, Limited Obligation, 4%, 3/01/2045	550,000	507,471
Rockdale County, GA, Public Facilities Rev., 5%, 1/01/2054	1,000,000	1,021,586
		$3,996,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,739
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	130,000	97,296
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	460,000	453,615
		$555,650
Tax - Other – 1.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$70,000	$68,910
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	185,000	191,322
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	435,000	446,816
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	35,000	35,247
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	100,000	98,476
Jefferson, GA, Public Building Authority Rev. (School District Project), 5%, 2/01/2050	1,000,000	1,028,287
		$1,869,058
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$414,248
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,884
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,041
		$433,173
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$355,000	$302,647
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	245,000	222,935
		$525,582
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$288,596
Universities - Colleges – 11.3%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), “A”, 3.5%, 6/01/2035	$500,000	$489,256
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	773,416
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	613,982
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	550,342
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	903,518
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,000,000	705,655
Cobb County, GA, Development Authority Lease Rev. (KSU Summit II Student Housing Project), 4.625%, 7/15/2056	1,000,000	932,148
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,025,974
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	443,349
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,004,484
Georgia Private Colleges & Universities Authority Rev. (Emory University Project), “A”, 5.25%, 9/01/2045	750,000	795,543
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	350,076
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,014,387
Gwinnett County, GA, Development Authority Rev. (Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,010,116
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	393,526
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	873,034
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	60,000	59,866
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	45,000	45,046
		$11,983,718
Universities - Dormitories – 0.4%
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	$390,000	$390,159
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,007
		$400,166

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 8.5%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,228,843
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	493,864
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	490,097
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, 4.5%, 7/01/2063	1,000,000	918,383
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2048	1,000,000	1,002,376
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2055	1,000,000	996,821
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2039	750,000	766,954
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2037	1,000,000	1,055,326
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2038	125,000	128,798
Georgia Municipal Electric Authority, “A”, BAM, 5.25%, 1/01/2054	1,000,000	1,036,786
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	155,000	84,669
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	200,000	109,250
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	490,000	488,746
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	15,000	8,194
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	68,281
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	70,000	69,992
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,827
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	30,000	16,387
		$8,973,594
Utilities - Other – 3.5%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$585,000	$613,034
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,048,279
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	500,000	531,729
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	793,154
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	771,685
		$3,757,881
Water & Sewer Utility Revenue – 9.2%
Atlanta, GA, Water & Wastewater Refunding Rev., BAM, 4%, 11/01/2043	$1,000,000	$933,920
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	486,974
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	876,426
Coweta County, GA, Water & Sewerage Authority Rev., 5%, 6/01/2054	1,000,000	1,023,866
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,021,044
Gainesville, GA, Water & Sewer Rev., 5%, 11/15/2046	400,000	415,304
Georgia Upper Oconee Basin Water Authority Rev., 5%, 7/01/2049	1,000,000	1,035,471
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	123,953
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	155,000	153,115
Henry County, GA, Water Authority, Water & Sewer Rev., 4.25%, 2/01/2044	1,000,000	964,812
Macon, GA, Water Authority, Water & Sewer Rev., 5%, 10/01/2054	1,000,000	1,023,795
Spalding County, GA, Water & Sewer Facilities Authority Rev., 4.85%, 6/01/2056	690,000	682,321
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,020,505
		$9,761,506
Total Municipal Bonds		$103,534,341
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$219,865	$73,457
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$191,510	$117,779

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,006,132	$1,006,232

Other Assets, Less Liabilities – 1.1%		1,192,102
Net Assets – 100.0%		$105,923,911

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$1,006,232 and $103,725,577, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$2,436,795, representing 2.3% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,652,120	$—	$103,652,120
U.S. Corporate Bonds	—	73,457	—	73,457
Investment Companies	1,006,232	—	—	1,006,232
Total	$1,006,232	$103,725,577	$—	$104,731,809
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,250,200	$9,287,179	$10,530,973	$(272)	$98	$1,006,232

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$680,183	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Georgia	82.5%
Puerto Rico	3.5%
New York	2.3%
Illinois	1.8%
North Carolina	1.7%
Virginia	0.8%
California	0.8%
Maryland	0.8%
Alabama	0.7%
South Carolina	0.7%
Arkansas	0.6%
Guam	0.5%
New Jersey	0.4%
Massachusetts	0.4%
New Hampshire	0.3%
Ohio	0.3%
Wisconsin	0.2%
Washington DC	0.2%
Pennsylvania	0.2%
Iowa	0.1%
Texas	0.1%
Michigan	0.1%
Connecticut	0.1%
U.S. Virgin Islands (o)	0.0%
Colorado (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.